Material accounting estimates and judgments - (Details) - CHF (SFr)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material accounting estimates and judgments
Percentage of reasonably possible increase in volatility assumption		20.00%	20.00%	10.00%
Percentage of reasonably possible decrease in volatility assumption		(20.00%)	(20.00%)	(10.00%)
Risk free interest rate assumption, high amount		1.00%	1.00%	0.50%
Risk free interest rate assumption, low amount		0.50%	0.50%	0.00%
Expense from share-based payment transactions		SFr 175,283	SFr 280,200	SFr 677,708
Continuing and discontinued operations
Material accounting estimates and judgments
Expense from share-based transactions, if calculated on higher reasonably possible assumptions		1,300,000	1,300,000	3,000,000
Expense from share-based transactions, if calculated on lower reasonably possible assumptions		1,900,000	2,100,000	4,300,000
Expense from share-based payment transactions		SFr 1,700,000	SFr 1,800,000	SFr 3,700,000
Neurosterix US Holdings LLC
Material accounting estimates and judgments
Equity interest received	20.00%